Note 4 - Warrant	33 Months Ended
Sep. 30, 2012
Warrant
NOTE 4 – WARRANTS	NOTE 4 – WARRANTS

Warrant activity for the year ended December 31, 2011 and the nine months ended September 30, 2012 is as follows:	Warrant activity for the years ended December 31, 2011 and 2010 are as follows:

		Weighted Average			Weighted Average
	Number of Warrants	Exercise Price		Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	0.50	Balance, December 31, 2009
Granted	-	-	Granted	1,580,000	0.50
Cancelled	-	-	Cancelled	-	-
Exercised	-	-	Exercised	-	-
Balance, December 31, 2011 (audited) and September 30, 2012 (unaudited)	1,580,000	0.50	Balance, December 31, 2010	1,580,000	0.50
			Granted	-	-
			Balance, December 31, 2011	1,580,000	0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement has not been filed yet.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement has not been filed yet.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.